THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 81.9%

	Face Amount	Value
Communication Services — 4.6%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$147,000	$163,356
Comcast
Callable 11/15/2030 @ $100
1.500%, 02/15/2031	150,000	141,580
Directv Financing
Callable 08/15/2023 @ $104
5.875%, 08/15/2027(A)	170,000	174,031
LogMeIn
Callable 09/01/2023 @ $103
5.500%, 09/01/2027(A)	100,000	101,200
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	200,000	218,751
Verizon Communications
4.862%, 08/21/2046	42,000	54,055
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	140,000	148,113
ViacomCBS
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	63,860

		1,064,946

Consumer Discretionary — 9.3%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	150,000	149,907
Amazon.com
Callable 05/22/2027 @ $100
3.150%, 08/22/2027	150,000	162,003
Carriage Services
Callable 05/15/2024 @ $102
4.250%, 05/15/2029(A)	150,000	149,250
Ford Motor
7.450%, 07/16/2031	190,000	257,304
Garda World Security
Callable 02/15/2023 @ $102
4.625%, 02/15/2027(A)	150,000	149,250
General Motors Financial
Callable 05/19/2023 @ $100
4.150%, 06/19/2023	200,000	208,007

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 03/21/2030 @ $100
3.600%, 06/21/2030	$130,000	$138,642
GYP Holdings III
Callable 05/01/2024 @ $102
4.625%, 05/01/2029(A)	150,000	150,375
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	80,000	103,432
IHO Verwaltungs GmbH
Callable 01/18/2022 @ $102
4.750% cash/5.500% PIK, 09/15/2026(A)	149,000	151,980
Levi Strauss
Callable 03/01/2026 @ $102
3.500%, 03/01/2031(A)	100,000	101,963
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	160,000	170,282
Scotts Miracle-Gro
Callable 08/01/2026 @ $102
4.375%, 02/01/2032(A)	200,000	199,500
TJX
Callable 01/15/2030 @ $100
3.875%, 04/15/2030	45,000	50,467

		2,142,362

Consumer Staples — 9.0%
Altria Group
Callable 11/04/2031 @ $100
2.450%, 02/04/2032	150,000	142,412
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	265,000	284,518
HLF Financing Sarl
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	150,000	147,180
Hormel Foods
Callable 04/03/2028 @ $100
1.700%, 06/03/2028	200,000	199,222
Kraft Heinz Foods
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	160,000	167,352
Kroger
7.700%, 06/01/2029	170,000	230,847

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	$150,000	$156,563
Pilgrim’s Pride
Callable 04/15/2026 @ $102
4.250%, 04/15/2031(A)	150,000	157,500
Procter & Gamble
3.000%, 03/25/2030	120,000	130,426
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	157,313
Callable 03/15/2026 @ $102
3.875%, 03/15/2031(A)	150,000	148,125
TKC Holdings
Callable 05/15/2024 @ $103
6.875%, 05/15/2028(A)	145,000	147,900

		2,069,358

Energy — 6.9%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	150,000	157,500
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	80,000	86,336
ConocoPhillips
6.500%, 02/01/2039	90,000	130,738
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	15,000	17,975
Enbridge
Callable 08/15/2029 @ $100
3.125%, 11/15/2029	95,000	99,484
Energy Transfer
Callable 12/15/2024 @ $100
4.050%, 03/15/2025	100,000	105,950
Callable 02/15/2030 @ $100
3.750%, 05/15/2030	50,000	52,983
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	76,931
Enterprise Products Operating
Callable 08/15/2047 @ $100
4.250%, 02/15/2048	70,000	79,230

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Kinder Morgan
Callable 03/01/2025 @ $100
4.300%, 06/01/2025	$200,000	$216,128
Marathon Oil
6.800%, 03/15/2032	118,000	151,992
6.600%, 10/01/2037	45,000	58,796
Saudi Arabian Oil MTN
2.875%, 04/16/2024(A)	200,000	206,438
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, VAR United States Secured Overnight Financing Rate + 4.416%, 09/15/2079	135,000	144,113

		1,584,594

Financials — 20.9%
Allstate
Callable 08/15/2023 @ $100
5.750%, VAR ICE LIBOR USD 3 Month + 2.938%, 08/15/2053	180,000	187,200
Aon
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	162,033
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	109,621
Bank of America
8.050%, 06/15/2027	115,000	144,594
4.450%, 03/03/2026	145,000	159,639
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, VAR ICE LIBOR USD 3 Month + 3.131%(B)	215,000	224,675
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	116,649
BlackRock
3.200%, 03/15/2027	170,000	183,480
Charles Schwab
Callable 06/01/2026 @ $100
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B)	200,000	204,000
Citigroup
3.700%, 01/12/2026	200,000	216,255
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	151,807

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Invesco Finance
3.750%, 01/15/2026	$53,000	$57,300
Jefferies Group
4.150%, 01/23/2030	160,000	177,376
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, VAR United States Secured Overnight Financing Rate + 3.380%(B)	240,000	246,600
Lloyds Banking Group
3.750%, 01/11/2027	200,000	216,425
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	161,753
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	150,150
Morgan Stanley
3.625%, 01/20/2027	260,000	281,881
Northern Trust
Callable 10/01/2026 @ $100
4.600%, VAR ICE LIBOR USD 3 Month + 3.202%(B)	185,000	199,024
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	118,815
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, VAR ICE LIBOR USD 3 Month + 3.300%(B)	135,000	143,354
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	129,321
Prudential Financial MTN
Callable 09/13/2050 @ $100
3.700%, 03/13/2051	90,000	102,410
Truist Financial
Callable 09/01/2024 @ $100
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(B)	140,000	145,950
US Bancorp
Callable 04/15/2027 @ $100
5.300%, VAR ICE LIBOR USD 3 Month + 2.914%(B)	135,000	145,850
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	105,671

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Wells Fargo
Callable 10/24/2028 @ $100
4.150%, 01/24/2029	$135,000	$151,120
Callable 03/15/2026 @ $100
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B)	200,000	205,500
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	170,000	189,952

		4,788,405

Health Care — 6.0%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	50,000	62,031
Callable 09/15/2034 @ $100
4.550%, 03/15/2035	55,000	66,131
AMN Healthcare
Callable 10/01/2022 @ $102
4.625%, 10/01/2027(A)	150,000	155,475
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	190,000	203,632
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	142,985
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	230,000	240,888
Organon
Callable 04/30/2026 @ $103
5.125%, 04/30/2031(A)	150,000	156,702
Pfizer
4.125%, 12/15/2046	60,000	74,154
Prestige Brands
Callable 04/01/2026 @ $102
3.750%, 04/01/2031(A)	150,000	145,500
Zimmer Biomet Holdings
Callable 08/24/2031 @ $100
2.600%, 11/24/2031	120,000	120,631

		1,368,129

Industrials — 12.8%
3M
Callable 10/15/2049 @ $100
3.700%, 04/15/2050	55,000	64,465

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	$125,000	$130,468
AerCap Ireland Capital DAC
Callable 08/29/2028 @ $100
3.000%, 10/29/2028	150,000	152,121
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	150,000	152,062
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, VAR ICE LIBOR USD 3 Month + 2.350%, 12/15/2055	130,000	144,138
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	280,000	288,171
Canadian Pacific Railway
Callable 09/02/2031 @ $100
2.450%, 12/02/2031	140,000	142,741
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	150,000	152,658
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	200,000	208,410
CSX
Callable 11/15/2029 @ $100
2.400%, 02/15/2030	140,000	142,168
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	150,000	152,865
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	127,928
New Enterprise Stone & Lime
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	150,000	152,100
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	190,152
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	7,278
Republic Services
Callable 11/15/2030 @ $100
1.450%, 02/15/2031	200,000	185,979

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TriMas
Callable 04/15/2024 @ $102
4.125%, 04/15/2029(A)	$150,000	$150,375
Waste Management
Callable 04/01/2029 @ $100
2.000%, 06/01/2029	200,000	199,794
Xylem
Callable 11/30/2027 @ $100
1.950%, 01/30/2028	190,000	187,842

		2,931,715

Information Technology — 4.5%
Apple
3.200%, 05/13/2025	180,000	191,525
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	201,000	207,030
Magnum Holdings
Callable 10/31/2023 @ $103
5.375%, 10/31/2026(A)	180,000	186,075
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	160,296
salesforce.com
Callable 04/15/2031 @ $100
1.950%, 07/15/2031	137,000	135,718
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	140,000	147,525

		1,028,169

Materials — 4.7%
Allegheny Technologies
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	140,000	141,050
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	159,464
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	139,933
Greif
Callable 03/01/2022 @ $103
6.500%, 03/01/2027(A)	161,000	167,038

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Mercer International
Callable 02/01/2024 @ $103
5.125%, 02/01/2029	$160,000	$163,419
Rain CII Carbon
Callable 02/07/2022 @ $104
7.250%, 04/01/2025(A)	110,000	112,457
Vulcan Materials
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	185,000	199,819

		1,083,180

Real Estate — 0.9%
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	200,000	210,961

Utilities — 2.3%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	169,169
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	160,000	172,552
Southern California Edison
Callable 05/01/2029 @ $100
2.850%, 08/01/2029	180,000	186,022

		527,743

TOTAL CORPORATE OBLIGATIONS
(Cost $18,639,174)		18,799,562

U.S. TREASURY OBLIGATIONS — 8.5%

U.S. Treasury Bonds
4.375%, 11/15/2039	140,000	195,120
2.375%, 11/15/2049	125,000	137,314
2.000%, 08/15/2051	100,000	101,937
1.375%, 08/15/2050	100,000	87,598
1.125%, 08/15/2040	40,000	34,925
U.S. Treasury Notes
1.875%, 07/31/2026	400,000	411,328
1.750%, 11/15/2029	105,000	107,625
0.875%, 11/15/2030	100,000	95,074
0.875%, 06/30/2026	100,000	98,414
0.750%, 04/30/2026	285,000	279,356
0.625%, 05/15/2030	110,000	102,850

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.625%, 11/30/2027	$200,000	$191,555
0.375%, 09/30/2027	100,000	94,652

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,965,510)		1,937,748

MORTGAGE-BACKED SECURITIES — 3.3%

FNMA or FHLMC
3.000%, 01/15/2043	475,000	492,083
2.500%, 01/15/2051	265,000	270,363

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $762,791)		762,446

LOAN OBLIGATIONS — 2.3%

Communication Services — 0.8%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
3.604%, VAR LIBOR + 3.500%, 12/17/2026	186,219	185,241

Financials — 0.6%
Advisor Group Holdings, Inc., Term B-1 Loan, 1st Lien
4.604%, VAR LIBOR + 4.500%, 07/31/2026	147,000	147,399

Materials — 0.9%
BWay Holding Company, Initial Term Loan
3.354%, VAR LIBOR + 3.250%, 04/03/2024	197,416	194,595

TOTAL LOAN OBLIGATIONS
(Cost $525,104)		527,235

ASSET-BACKED SECURITY — 0.9%

Citibank Credit Card Issuance Trust, Ser 2018- A6, Cl A6
3.210%, 12/07/2024	200,000	204,964

TOTAL ASSET-BACKED SECURITY
(Cost $207,502)		204,964

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

MUNICIPAL BOND — 0.5%

	Face Amount	Value
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	$105,000	$116,273

TOTAL MUNICIPAL BOND
(Cost $113,797)		116,273

TOTAL INVESTMENTS — 97.4%
(Cost $22,213,878)		$22,348,228

A list of the open forward contracts held by the Fund at December 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/16/22	USD	20,000	TRY	313,899	$2,457
HSBC	03/16/22	USD	30,000	CHF	27,683	335
HSBC	03/16/22	AUD	30,000	USD	21,401	(354)
HSBC	03/16/22	USD	30,000	JPY	3,420,839	(255)
HSBC	03/16/22	USD	30,000	SEK	271,392	(9)
HSBC	03/16/22	USD	33,892	EUR	30,000	120
HSBC	03/16/22	SGD	40,950	USD	30,000	(274)
HSBC	03/16/22	USD	80,762	NZD	120,000	1,139
HSBC	03/16/22	USD	84,223	GBP	63,578	1,556
HSBC	03/16/22	USD	100,656	PLN	413,831	858
HSBC	03/16/22	USD	110,000	NOK	987,827	1,854
HSBC	03/16/22	USD	115,137	AUD	160,000	888
HSBC	03/16/22	USD	130,000	PHP	6,578,128	(2,257)
HSBC	03/16/22	USD	145,883	GBP	110,000	2,528
HSBC	03/16/22	USD	150,000	COP	610,795,284	(1,096)
HSBC	03/16/22	GBP	164,755	USD	218,597	(3,690)
HSBC	03/16/22	USD	110,000	RON	485,267	248
HSBC	03/16/22	USD	80,000	RON	352,008	(28)
HSBC	03/16/22	USD	210,000	HUF	68,680,397	(593)
HSBC	03/16/22	NOK	269,512	USD	30,000	(517)
HSBC	03/16/22	USD	270,000	ILS	843,740	1,357
HSBC	03/16/22	USD	271,475	CLP	226,455,347	(8,156)
HSBC	03/16/22	USD	111,901	ZAR	1,802,081	291
HSBC	03/16/22	USD	180,000	ZAR	2,878,975	(764)
HSBC	03/16/22	PLN	370,105	USD	90,000	(787)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/16/22	USD	386,292	RUB	29,277,457	$ (889)
HSBC	03/16/22	USD	20,000	TWD	552,699	37
HSBC	03/16/22	USD	370,000	TWD	10,157,548	(1,757)
HSBC	03/16/22	USD	390,000	KRW	459,891,352	(4,231)
HSBC	03/16/22	USD	30,000	THB	1,010,661	246
HSBC	03/16/22	USD	400,000	THB	13,316,914	(1,462)
HSBC	03/16/22	CHF	461,061	USD	500,000	(5,240)
HSBC	03/16/22	USD	33,909	EUR	30,000	103
HSBC	03/16/22	USD	442,869	EUR	390,000	(715)
HSBC	03/16/22	USD	371,488	CNH	2,382,190	328
HSBC	03/16/22	USD	110,000	CNH	703,300	(228)
HSBC	03/16/22	TRY	492,747	USD	30,000	(5,251)
HSBC	03/16/22	EUR	496,396	USD	559,946	(2,833)
HSBC	03/16/22	USD	550,000	CZK	12,481,091	14,720
HSBC	03/16/22	USD	614,335	PHP	31,138,790	(9,642)
HSBC	03/16/22	USD	621,243	BRL	3,597,116	13,425
HSBC	03/16/22	USD	635,062	TRY	9,456,698	41,471
HSBC	03/16/22	MXN	639,866	USD	30,000	(849)
HSBC	03/16/22	SEK	271,436	USD	30,000	4
HSBC	03/16/22	SEK	455,489	USD	50,000	(335)
HSBC	03/16/22	USD	751,243	MXN	16,051,007	22,597
HSBC	03/16/22	USD	386,524	NZD	570,000	2,508
HSBC	03/16/22	USD	403,260	NZD	590,000	(578)
HSBC	03/16/22	RON	843,468	USD	190,000	(1,627)
HSBC	03/16/22	ILS	31,011	USD	10,000	26
HSBC	03/16/22	ILS	815,030	USD	260,000	(2,123)
HSBC	03/16/22	USD	870,645	AUD	1,220,042	14,083
HSBC	03/16/22	USD	651,243	SEK	5,912,089	2,093
HSBC	03/16/22	USD	250,000	SEK	2,256,661	(620)
HSBC	03/16/22	CHF	958,566	USD	1,041,243	(9,174)
HSBC	03/16/22	USD	1,060,000	IDR	15,337,879,242	9,081
HSBC	03/16/22	USD	1,061,243	SGD	1,449,130	10,094
HSBC	03/16/22	USD	1,100,000	INR	84,263,413	21,996
HSBC	03/16/22	USD	1,060,000	CAD	1,357,479	4,839
HSBC	03/16/22	USD	150,000	CAD	190,955	(210)
HSBC	03/16/22	USD	1,220,000	JPY	138,063,490	(19,519)
HSBC	03/16/22	USD	1,224,265	NOK	11,077,728	30,093
HSBC	03/16/22	NZD	1,314,687	USD	890,144	(7,144)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/16/22	AUD	1,370,477	USD	976,994	$ (16,824)
HSBC	03/16/22	CAD	972,053	USD	768,416	5,914
HSBC	03/16/22	CAD	524,131	USD	410,000	(1,141)
HSBC	03/16/22	SGD	1,511,127	USD	1,106,480	(10,692)
HSBC	03/16/22	USD	1,488,544	CHF	1,367,041	9,487
HSBC	03/16/22	USD	40,000	CHF	36,409	(102)
HSBC	03/16/22	RUB	3,012,538	USD	40,000	344
HSBC	03/16/22	CNH	640,526	USD	100,000	26
HSBC	03/16/22	CNH	2,375,751	USD	370,000	(811)
HSBC	03/16/22	BRL	3,747,626	USD	648,894	(12,330)
HSBC	03/16/22	ZAR	3,207,462	USD	200,000	313
HSBC	03/16/22	ZAR	1,294,568	USD	80,000	(596)
HSBC	03/16/22	SEK	1,171,982	USD	130,000	486
HSBC	03/16/22	SEK	6,525,859	USD	717,282	(3,881)
HSBC	03/16/22	TRY	9,113,958	USD	610,000	(42,014)
HSBC	03/16/22	TWD	4,427,820	USD	160,669	147
HSBC	03/16/22	TWD	5,801,555	USD	210,000	(325)
HSBC	03/16/22	NOK	11,012,870	USD	1,220,000	(27,014)
HSBC	03/16/22	CZK	12,242,535	USD	539,770	(14,156)
HSBC	03/16/22	THB	15,541,542	USD	460,264	(4,851)
HSBC	03/16/22	MXN	15,828,264	USD	736,970	(26,131)
HSBC	03/16/22	RUB	24,126,810	USD	320,000	2,399
HSBC	03/16/22	JPY	25,086,906	USD	220,000	1,866
HSBC	03/16/22	PHP	33,628,643	USD	670,000	16,956
HSBC	03/16/22	KRW	71,337,588	USD	60,000	160
HSBC	03/16/22	HUF	74,850,192	USD	228,131	(87)
HSBC	03/16/22	INR	90,234,777	USD	1,183,321	(18,186)
HSBC	03/16/22	JPY	124,511,220	USD	1,098,754	16,111
HSBC	03/16/22	CLP	215,214,979	USD	250,000	(249)
HSBC	03/16/22	KRW	397,654,917	USD	337,203	3,639
HSBC	03/16/22	COP	621,787,248	USD	157,885	6,301
HSBC	03/16/22	IDR	16,952,634,603	USD	1,169,384	(12,248)

						$ (19,321)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

Percentages are based on Net Assets of $22,956,557.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2021 was $4,954,283 and represents 21.6% of Net Assets.

(B)	Perpetual security with no stated maturity date.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HUF — Hungarian Forint
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
INR — Indian Rupee
ILS — Israeli New Shekels
JPY — Japanese Yen
KRW — Korean Won
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
PIK — Payment-in-Kind
PLN — Polish Zloty
RB — Revenue Bond
RON — Romanian Leu
RUB — Russian Ruble
SGD — Singapore Dollar
SEK — Swedish Krona
Ser — Series
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — U.S. Dollar
VAR — Variable Rate
ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
ENHANCED CORE PLUS FUND
DECEMBER 31, 2021 (Unaudited)

As of December 31, 2021, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 74.8%

	Face Amount	Value
Communication Services — 5.1%
Beasley Mezzanine Holdings
Callable 02/01/2023 @ $104
8.625%, 02/01/2026(A)	$637,000	$629,037
Innovate
Callable 02/01/2023 @ $104
8.500%, 02/01/2026(A)	510,000	512,550
Interface
Callable 12/01/2023 @ $103
5.500%, 12/01/2028(A)	881,000	922,848
Salem Media Group
Callable 02/07/2022 @ $102
6.750%, 06/01/2024(A)	300,000	300,000
Spanish Broadcasting System
Callable 09/01/2023 @ $105
9.750%, 03/01/2026(A)	924,000	950,565
Urban One
Callable 02/01/2024 @ $104
7.375%, 02/01/2028(A)	636,000	655,080

		3,970,080

Consumer Discretionary — 15.4%
Allied Universal Holdco
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	631,000	619,317
Callable 06/01/2024 @ $102
4.625%, 06/01/2028(A)	311,000	310,807
Arrow Bidco
Callable 02/07/2022 @ $105
9.500%, 03/15/2024(A)	867,000	885,424
Brightline Trains Florida
8.000%, 01/01/2028(B)(C)	980,000	986,664
Cimpress
Callable 02/07/2022 @ $105
7.000%, 06/15/2026(A)	550,000	571,313
CoreCivic
Callable 04/15/2024 @ $104
8.250%, 04/15/2026	945,000	987,525
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	371,050
Deluxe
Callable 06/01/2024 @ $104
8.000%, 06/01/2029(A)	73,000	76,285

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
GYP Holdings III
Callable 05/01/2024 @ $102
4.625%, 05/01/2029(A)	$541,000	$542,352
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	732,000	873,825
Park River Holdings
Callable 08/01/2024 @ $103
6.750%, 08/01/2029(A)	730,000	715,174
Party City Holdings
Callable 08/15/2023 @ $104
8.750%, 02/15/2026(A)	1,035,000	1,068,637
PM General Purchaser
Callable 10/01/2023 @ $105
9.500%, 10/01/2028(A)	580,000	587,636
Premier Entertainment Sub
Callable 09/01/2026 @ $103
5.875%, 09/01/2031(A)	1,022,000	1,025,546
Rent-A-Center
Callable 02/15/2024 @ $103
6.375%, 02/15/2029(A)	468,000	487,890
Staples
Callable 04/15/2022 @ $104
7.500%, 04/15/2026(A)	403,000	414,083
SWF Escrow Issuer
Callable 10/01/2024 @ $103
6.500%, 10/01/2029(A)	520,000	499,827
TKC Holdings
Callable 05/15/2024 @ $105
10.500%, 05/15/2029(A)	721,000	778,680
Vista Outdoor
Callable 03/15/2024 @ $102
4.500%, 03/15/2029(A)	243,000	244,519

		12,046,554

Consumer Staples — 1.1%
HLF Financing Sarl
Callable 06/01/2024 @ $102
4.875%, 06/01/2029(A)	854,000	837,945

Energy — 17.7%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	520,000	546,000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Bristow Group
Callable 03/01/2024 @ $ 103
6.875%, 03/01/2028(A)	$696,000	$723,993
Conuma Coal Resources
Callable 02/07/2022 @ $ 103
10.000%, 05/01/2023(A)	460,000	458,850
CSI Compressco
Callable 02/07/2022 @ $ 106
7.500%, 04/01/2025(A)	950,000	957,125
Ensign Drilling
Callable 02/07/2022 @ $ 105
9.250%, 04/15/2024(A)	796,000	766,150
Exterran Energy Solutions
Callable 02/07/2022 @ $ 104
8.125%, 05/01/2025	954,000	887,220
GAC Holdco
Callable 08/15/2023 @ $ 106
12.000%, 08/15/2025(A)	1,120,000	1,209,600
Global Partners
Callable 08/01/2022 @ $ 104
7.000%, 08/01/2027	590,000	612,125
ITT Holdings
Callable 08/01/2024 @ $ 103
6.500%, 08/01/2029(A)	686,000	679,140
Natural Resource Partners
Callable 02/07/2022 @ $ 105
9.125%, 06/30/2025(A)	931,000	944,965
NGL Energy Operating
Callable 02/01/2023 @ $ 104
7.500%, 02/01/2026(A)	804,000	829,165
Patterson-UTI Energy
Callable 08/15/2029 @ $ 100
5.150%, 11/15/2029	607,000	615,964
Solaris Midstream Holdings
Callable 04/01/2023 @ $ 104
7.625%, 04/01/2026(A)	660,000	694,650
Summit Midstream Holdings
Callable 10/15/2023 @ $ 104
8.500%, 10/15/2026(A)	524,000	545,971
Callable 02/07/2022 @ $ 103
5.750%, 04/15/2025	770,000	693,000
TransMontaigne Partners
Callable 01/24/2022 @ $ 105
6.125%, 02/15/2026	629,000	621,924

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Transocean Pontus
Callable 02/07/2022 @ $105
6.125%, 08/01/2025(A)	$198,320	$193,858
Transocean Poseidon
Callable 02/07/2022 @ $105
6.875%, 02/01/2027(A)	647,000	625,164
USA Compression Partners
Callable 02/07/2022 @ $105
6.875%, 04/01/2026	460,000	478,400
Callable 09/01/2022 @ $105
6.875%, 09/01/2027	270,000	285,188
Welltec International ApS
Callable 10/15/2023 @ $104
8.250%, 10/15/2026(A)	482,000	500,046

		13,868,498

Financials — 3.8%
AG Issuer
Callable 03/01/2023 @ $103
6.250%, 03/01/2028(A)	341,000	353,788
Midcap Financial Issuer Trust
Callable 05/01/2024 @ $103
6.500%, 05/01/2028(A)	924,000	963,270
PROG Holdings
Callable 11/15/2024 @ $103
6.000%, 11/15/2029(A)	890,000	915,774
VistaJet Malta Finance
Callable 06/01/2022 @ $105
10.500%, 06/01/2024(A)	670,000	716,900

		2,949,732

Health Care — 0.5%
AdaptHealth
Callable 03/01/2025 @ $103
5.125%, 03/01/2030(A)	385,000	391,737

Industrials — 13.1%
Alta Equipment Group
Callable 04/15/2023 @ $103
5.625%, 04/15/2026(A)	692,000	711,729
Altera Infrastructure
Callable 01/24/2022 @ $102
8.500%, 07/15/2023(A)	679,000	370,055
Arcosa
Callable 04/15/2024 @ $102
4.375%, 04/15/2029(A)	600,000	608,250

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Artera Services
Callable 02/04/2023 @ $105
9.033%, 12/04/2025(A)	$327,000	$345,945
Brundage-Bone Concrete Pumping Holdings
Callable 02/01/2023 @ $103
6.000%, 02/01/2026(A)	908,000	944,320
Cleaver-Brooks
Callable 02/07/2022 @ $100
7.875%, 03/01/2023(A)	830,000	811,325
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	864,000	859,680
Fortress Transportation and Infrastructure Investors
Callable 05/01/2024 @ $103
5.500%, 05/01/2028(A)	404,000	411,716
Granite US Holdings
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	630,750
H&E Equipment Services
Callable 12/15/2023 @ $102
3.875%, 12/15/2028(A)	300,000	297,750
JPW Industries Holding
Callable 02/07/2022 @ $105
9.000%, 10/01/2024(A)	1,054,000	1,097,477
Navios South American Logistics
Callable 08/01/2022 @ $108
10.750%, 07/01/2025(A)	714,000	746,130
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105
9.750%, 07/15/2028(A)	500,000	535,000
Callable 07/15/2024 @ $103
5.250%, 07/15/2028(A)	292,000	296,088
Railworks Holdings
Callable 11/15/2024 @ $104
8.250%, 11/15/2028(A)	727,000	748,810
Triumph Group
Callable 02/07/2022 @ $104
7.750%, 08/15/2025	729,000	723,533

		10,138,558

Information Technology — 7.4%
Austin BidCo
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	637,000	657,702

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Conduent Business Services
Callable 11/01/2024 @ $103
6.000%, 11/01/2029(A)	$532,000	$524,382
Consensus Cloud Solutions
Callable 10/15/2026 @ $102
6.500%, 10/15/2028(A)	1,056,000	1,103,520
Exela Intermediate
Callable 12/01/2022 @ $100
11.500%, 07/15/2026(A)	157,000	111,366
ION Trading Technologies Sarl
Callable 05/15/2024 @ $103
5.750%, 05/15/2028(A)	849,000	874,470
Magnum Holdings
Callable 10/31/2023 @ $103
5.375%, 10/31/2026(A)	710,000	733,962
Plantronics
Callable 03/01/2024 @ $102
4.750%, 03/01/2029(A)	788,000	751,555
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	937,000	987,364

		5,744,321

Materials — 9.9%
Allegheny Technologies
Callable 10/01/2026 @ $103
5.125%, 10/01/2031	718,000	723,385
Consolidated Energy Finance
Callable 10/15/2024 @ $103
5.625%, 10/15/2028(A)	603,000	589,433
GPD
Callable 04/01/2022 @ $105
10.125%, 04/01/2026(A)	712,000	758,501
JW Aluminum Continuous Cast
Callable 01/24/2022 @ $108
10.250%, 06/01/2026(A)	580,000	611,175
Koppers
Callable 02/07/2022 @ $103
6.000%, 02/15/2025(A)	613,000	623,721
Rain CII Carbon
Callable 02/07/2022 @ $104
7.250%, 04/01/2025(A)	552,000	564,332
Schweitzer-Mauduit International
Callable 02/07/2022 @ $105
6.875%, 10/01/2026(A)	990,000	1,035,787

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SunCoke Energy
Callable 06/30/2024 @ $102
4.875%, 06/30/2029(A)	$359,000	$357,205
Unifrax Escrow Issuer
Callable 09/30/2024 @ $104
7.500%, 09/30/2029(A)	925,000	934,250
Venator Finance Sarl
Callable 02/07/2022 @ $103
5.750%, 07/15/2025(A)	740,000	710,400
Warrior Met Coal
Callable 12/01/2024 @ $104
7.875%, 12/01/2028(A)	762,000	781,050

		7,689,239

Utilities — 0.8%
Ferrellgas Escrow
Callable 04/01/2024 @ $103
5.875%, 04/01/2029(A)	672,000	645,120

TOTAL CORPORATE OBLIGATIONS
(Cost $56,593,474)		58,281,784

LOAN OBLIGATIONS — 18.6%

Communication Services — 1.8%
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 07/22/2027	342,125	342,224
Research Now Group, Inc., Initial Term Loan, 1st Lien
6.500%, VAR LIBOR + 5.500%, 12/20/2024	1,095,442	1,079,700

		1,421,924

Consumer Discretionary — 1.6%
PSS Industrial Group Corp., Term Loan, 1st Lien
9.500%, VAR LIBOR + 8.000%, 04/10/2025	531,540	412,831
Wahoo Fitness, LLC, Term Loan, 1st Lien
6.750%, VAR LIBOR + 5.750%, 08/11/2028	870,000	859,125

		1,271,956

Energy — 1.1%
WaterBridge Midstream Operating, LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR + 5.750%, 06/18/2026	832,768	810,650

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Financials — 2.1%
RLG Holdings, LLC, Closing Date Initial Term Loan, 2nd Lien
8.250%, VAR LIBOR + 7.500%, 07/02/2029	$996,000	$983,550
Runner Buyer Inc., Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.500%, 10/08/2028	670,000	659,950

		1,643,500

Health Care — 2.2%
Carestream Dental Technology, Parent Limited, Tranche B Term Loan, 2nd Lien
9.000%, VAR LIBOR + 8.000%, 09/01/2025	1,360,000	1,346,400
CT Technologies Intermediate Holdings, Inc. (Smart Holdings Corp.), 2021 Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 12/16/2025	347,375	347,087

		1,693,487

Industrials — 6.7%
ARC Falcon I Inc., Initial Term Loan, 2nd Lien
7.500%, VAR LIBOR + 7.000%, 09/22/2029	740,000	728,900
DXP Enterprises, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 12/16/2027	534,600	530,591
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
7.250%, VAR LIBOR + 6.750%, 03/30/2029 (B) (C)	212,800	212,268
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
4.474%, VAR LIBOR + 4.250%, 10/09/2025	246,193	226,005
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
8.474%, VAR ICE LIBOR USD 3 Month + 8.250%, 10/09/2026	500,000	375,000
LaserShip, Inc., Initial Loan, 2nd Lien
8.250%, VAR LIBOR + 7.500%, 04/30/2029	230,000	231,007
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 05/07/2028	498,750	498,750
NA Rail Hold Co. LLC, Tranche B-2 Term Loan, 1st Lien
4.250%, VAR LIBOR + 4.000%, 10/19/2026	363,525	364,132
One Stop Mailing LLC, Initial Term Loan, 1st Lien
7.250%, VAR LIBOR + 6.250%, 04/29/2027	1,011,986	994,276

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value

Industrials — continued
Veregy Consolidated, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR + 6.000%, 11/02/2027	$841,500	$839,396
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.000%, 07/24/2024	245,513	245,820

		5,246,145

Information Technology — 1.7%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
8.604%, VAR LIBOR + 8.500%, 01/14/2027	140,000	134,400
Exela Intermediate LLC, 2018 Term Loan, 1st Lien
6.500%, VAR LIBOR + 6.500%, 07/12/2023 (D)	440,000	353,100
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 07/27/2028	862,838	859,869

		1,347,369

Materials — 1.4%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.604%, VAR LIBOR + 5.500%, 10/10/2025	290,931	289,913
5.604%, VAR LIBOR + 5.500%, 10/10/2025	286,790	285,786
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.500%, 08/28/2026	490,000	490,206

		1,065,905

TOTAL LOAN OBLIGATIONS
(Cost $14,542,470)		14,500,936

WARRANT — 0.2%

	Number of Warrants
GAC Holdco #*	1,120	168,000

TOTAL WARRANT
(Cost $39,200)		168,000

COMMON STOCK — 0.2%

	Shares

Consumer Discretionary — 0.2%
24 Hour Fitness Worldwide, Inc. *(B)(C)(E)	90,461	90,461

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Discretionary — continued
Party City Holdings *	11,517	$64,149

TOTAL COMMON STOCK
(Cost $601,017)		154,610

PREFERRED STOCK — 0.1%

24 Hour Fitness Worldwide, Inc. 0.000%, # *(B)(C)(E)	22,590	45,180

TOTAL PREFERRED STOCK
(Cost $30,497)		45,180

TOTAL INVESTMENTS — 93.9%
(Cost $71,806,658)		$73,150,510

Percentages are based on Net Assets of $77,881,275.

*	Non-income producing security.
#	There is currently no rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2021 was $49,421,981 and represents 63.5% of Net Assets.

(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2021 was $1,334,573 and represented 1.7% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Unsettled Bank Loan. Interest rate may not be available.
(E)	Securities considered restricted. The total market value of such securities as of December 31, 2021 was and represented $135,641 and represented 0.2% of the Net Assets.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
HIGH YIELD FUND
DECEMBER 31, 2021 (Unaudited)

The following table summarizes the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$57,295,120	$986,664	$58,281,784
Loan Obligations	—	14,288,668	212,268	14,500,936
Warrant	—	168,000	—	168,000
Common Stock	64,149	—	90,461	154,610
Preferred Stock	—	—	45,180	45,180

Total Investments in Securities	$64,149	$71,751,788	$1,334,573	$73,150,510

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Obligations	Loan Obligations	Common Stock	Preferred Stock	Totals
Beginning balance as of October 1, 2021	$985,880	$—	$135,691	$56,475	$1,178,046
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	784	(532)	(45,230)	(11,295)	(56,273)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers into Level 3	—	212,800	—	—	212,800
Transfers out of Level 3	—	—	—	—	—

Ending balance as of December 31, 2021	$986,664	$212,268	$90,461	$45,180	$1,334,573

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$784	$(532)	$(45,230)	$(11,295)	$(56,573)

For the period ended December 31, 2021, Level 3 securities held in the Fund with a total value of $1,334,573 have been valued using third party broker quoted pricing information without adjustments.

For the period ended December 31, 2021, there were transfers into Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND
DECEMBER 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.5%

	Shares	Value

Communication Services — 2.2%
Nexstar Media Group, Cl A	1,080	$163,058
QuinStreet *	6,920	125,875

		288,933

Consumer Discretionary — 13.4%
Dana	7,035	160,539
Gentherm *	1,580	137,302
Helen of Troy *	635	155,238
KB Home	3,455	154,542
Kontoor Brands	3,545	181,681
Marriott Vacations Worldwide	825	139,409
Petco Health & Wellness, Cl A *	8,190	162,080
Signet Jewelers	2,235	194,512
Torrid Holdings *	13,120	129,626
Wyndham Hotels & Resorts	2,408	215,877
Zumiez *	2,675	128,373

		1,759,179

Energy — 4.8%
ChampionX *	5,970	120,654
Denbury *	1,150	88,078
EQT *	7,065	154,088
Green Plains *	3,780	131,393
Ovintiv	3,940	132,778

		626,991

Financials — 14.4%
Atlantic Union Bankshares	4,265	159,042
Banc of California	6,690	131,258
Cadence Bank	6,610	196,912
First Foundation	6,210	154,381
Kemper	2,475	145,505
PacWest Bancorp	2,965	133,929
Radian Group	6,735	142,310
Reinsurance Group of America	1,240	135,768
Southside Bancshares	3,970	166,025
SouthState	2,130	170,634
TriCo Bancshares	3,855	165,611
Washington Federal	5,815	194,105

		1,895,480

Health Care — 15.5%
Amedisys *	830	134,360
Avanos Medical *	4,795	166,243
Covetrus *	7,570	151,173

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND
DECEMBER 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Health Care — continued
Emergent BioSolutions *	3,235	$140,625
Ligand Pharmaceuticals *	1,645	254,087
MEDNAX *	6,735	183,259
Owens & Minor	5,070	220,545
Pacira BioSciences *	3,195	192,243
Premier, Cl A	5,227	215,196
Supernus Pharmaceuticals *	6,360	185,458
United Therapeutics *	900	194,472

		2,037,661

Industrials — 15.2%
Copa Holdings, Cl A *	1,770	146,308
Dycom Industries *	1,610	150,954
Energy Recovery *	9,485	203,833
EnPro Industries	1,455	160,152
Hub Group, Cl A *	1,560	131,414
Kirby *	2,935	174,398
Regal Rexnord	780	132,740
Spirit AeroSystems Holdings, Cl A	3,195	137,673
SPX *	2,460	146,813
Terex	2,975	130,751
Textainer Group Holdings	4,110	146,768
TrueBlue *	4,605	127,420
Zurn Water Solutions	5,715	208,026

		1,997,250

Information Technology — 15.6%
A10 Networks	12,640	209,571
Belden	2,980	195,875
Blackbaud *	1,590	125,578
Datto Holding *	7,250	191,037
Extreme Networks *	9,265	145,461
Instructure Holdings *	7,785	186,684
National Instruments	4,785	208,961
Rambus *	7,345	215,870
Semtech *	2,180	193,867
SPS Commerce *	1,150	163,703
Verint Systems *	3,980	208,990

		2,045,597

Materials — 3.3%
Allegheny Technologies *	9,080	144,644
Avient	2,665	149,107
Tronox Holdings PLC	5,660	136,010

		429,761

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW
SMALL COMPANY SUSTAINABILITY FUND
DECEMBER 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Real Estate — 9.0%
Alexander & Baldwin ‡	5,595	$140,379
DiamondRock Hospitality ‡ *	19,950	191,720
Four Corners Property Trust ‡	6,340	186,459
Howard Hughes *	1,425	145,036
National Health Investors ‡	3,415	196,260
Physicians Realty Trust ‡	7,010	131,998
Sabra Health Care ‡	14,100	190,914

		1,182,766

Utilities — 3.1%
Black Hills	1,905	134,436
ONE Gas	1,730	134,230
Portland General Electric	2,540	134,417

		403,083

TOTAL COMMON STOCK
(Cost $11,168,715)		12,666,701

TOTAL INVESTMENTS — 96.5%
(Cost $11,168,715)		$12,666,701

Percentages are based on Net Assets of $13,122,547.

*	Non-income producing security.

‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0600